UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08388

MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (97.9%)
Australia (12.2%)
Airlines
Qantas Airways Ltd. (a)	755,943	$1,970

Biotechnology
CSL Ltd.	82,195	2,748

Capital Markets
Macquarie Group Ltd.	131,684	5,710

Chemicals
Incitec Pivot Ltd.	1,180,357	3,758

Commercial Banks
Australia & New Zealand Banking Group Ltd.	316,309	7,361
National Australia Bank Ltd.	218,452	5,517
Westpac Banking Corp.	192,164	4,909
		17,787
Construction & Engineering
Boart Longyear Group (a)	9,275,459	2,851

Industrial Conglomerates
CSR Ltd.	1,376,752	2,091

Information Technology Services
Computershare Ltd.	347,873	3,997

Insurance
QBE Insurance Group Ltd.	151,447	2,895

Media
Fairfax Media Ltd.	1,799,706	2,973

Metals & Mining
BHP Billiton Ltd.	90,780	3,631
BlueScope Steel Ltd. (a)	1,131,951	3,023
OneSteel Ltd.	1,115,742	3,993
Rio Tinto Ltd.	102,975	7,408
		18,055
Oil, Gas & Consumable Fuels
Centennial Coal Co., Ltd.	547,406	2,140

Textiles, Apparel & Luxury Goods
Billabong International Ltd.	245,060	2,541
		69,516
Bermuda (0.2%)
Metals & Mining
Aquarius Platinum Ltd.	210,600	1,333

China (12.0%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	1,817,000	2,953

Beverages
Tsingtao Brewery Co., Ltd., Class H	132,000	664

Commercial Banks
Bank of China Ltd., Class H	4,240,900	2,261
China Citic Bank, Class H	3,533,000	2,648
China Construction Bank Corp., Class H	10,053,000	8,235
Industrial & Commercial Bank of China, Class H	4,826,000	3,680
		16,824
Energy Equipment & Services
China Oilfield Services Ltd., Class H	808,000	1,186

Food Products
Want Want China Holdings Ltd.	1,736,000	1,232

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	1,185,400	2,538

Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	266,500	1,852
Shanghai Industrial Holdings Ltd.	678,000	3,109
		4,961
Insurance
China Life Insurance Co., Ltd., Class H	1,286,000	6,161
Ping An Insurance Group Co. of China Ltd., Class H	475,000	4,093
		10,254
Machinery
Sany Heavy Equipment International Holdings Co., Ltd. (a)	343,000	384

Metals & Mining
China Zhongwang Holdings Ltd. (a)	2,243,200	1,970
Fushan International Energy Group Ltd.	2,176,000	1,654
		3,624
Oil, Gas & Consumable Fuels
China Coal Energy Co.	1,480,000	2,310
China Petroleum & Chemical Corp., Class H	6,106,000	5,002
PetroChina Co., Ltd., Class H	686,000	802
		8,114
Personal Products
Hengan International Group Co., Ltd.	92,000	686

Real Estate Management & Development
Sino-Ocean Land Holdings Ltd.	1,322,500	1,165

Specialty Retail
Belle International Holdings Ltd.	2,196,000	2,953
GOME Electrical Appliances Holdings Ltd. (a)	15,730,340	5,288
		8,241
Textiles, Apparel & Luxury Goods
China Dongxiang Group Co.	1,488,400	1,074

Wireless Telecommunication Services
China Mobile Ltd.	435,500	4,190
		68,090
Hong Kong (5.1%)
Commercial Banks
BOC Hong Kong Holdings Ltd.	1,085,000	2,588
Hang Seng Bank Ltd.	50,000	697
		3,285
Distributors
Li & Fung Ltd.	496,000	2,440

Diversified Financial Services
Hong Kong Exchanges & Clearing Ltd.	84,100	1,404

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Hong Kong (cont’d)
Diversified Telecommunication Services
China Telecom Corp., Ltd., Class H	1,576,000	$778
China Unicom Hong Kong Ltd.	1,252,000	1,409
		2,187
Electric Utilities
Cheung Kong Infrastructure Holdings Ltd.	114,000	441
CLP Holdings Ltd.	61,500	440
		881
Gas Utilities
Hong Kong & China Gas Co., Ltd.	350,000	873

Independent Power Producers & Energy Traders
China Longyuan Power Group Corp., Class H (a)	498,000	590

Industrial Conglomerates
Hutchison Whampoa Ltd.	238,000	1,741

Insurance
China Pacific Insurance Group Co., Ltd., Class H (a)	585,800	2,595

Real Estate Management & Development
Cheung Kong Holdings Ltd.	117,000	1,507
Hong Kong Land Holdings Ltd.	385,000	1,952
Kerry Properties Ltd.	69,500	373
New World Development Ltd.	1,034,800	2,025
Wharf Holdings Ltd.	786,187	4,430
		10,287
Specialty Retail
Esprit Holdings Ltd.	333,745	2,633
		28,916
India (1.1%)
Commercial Banks
Yes Bank Ltd. (a)	137,300	783

Machinery
Tata Motors Ltd.	152,427	2,573

Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	95,186	2,703
		6,059
Indonesia (4.8%)
Automobiles
Astra International Tbk PT	930,500	4,285

Commercial Banks
Bank Central Asia Tbk PT	4,267,500	2,579
Bank Mandiri Tbk PT	1,683,500	990
Bank Rakyat Indonesia	4,099,500	3,717
		7,286
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	320,500	502

Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	4,701,500	4,159

Food Products
Indofood Agri Resources Ltd. (a)	1,221,000	1,955
Indofood Sukses Makmur Tbk PT	3,003,000	1,246
		3,201
Gas Utilities
Perusahaan Gas Negara PT	4,021,000	1,878

Oil, Gas & Consumable Fuels
Bumi Resources Tbk PT	10,829,500	2,678
Straits Asia Resources Ltd.	1,694,000	2,615
		5,293
Real Estate Management & Development
Bumi Serpong Damai Tbk PT	10,486,500	703

Wireless Telecommunication Services
Indosat Tbk PT	315,500	191
		27,498
Japan (45.8%)
Auto Components
Toyoda Gosei Co., Ltd.	59,000	1,654

Automobiles
Nissan Motor Co., Ltd. (a)	799,900	6,853
Suzuki Motor Corp.	233,600	5,155
Toyota Motor Corp.	189,500	7,591
Yamaha Motor Co., Ltd. (a)	210,500	3,154
		22,753
Building Products
Daikin Industries Ltd.	148,400	6,072
Nippon Sheet Glass Co., Ltd.	666,000	1,966
Sanwa Holdings Corp.	428,000	1,428
		9,466
Chemicals
Daicel Chemical Industries Ltd.	704,000	4,842
Denki Kagaku Kogyo KK	799,000	3,436
Kaneka Corp.	541,000	3,507
Lintec Corp.	157,700	3,083
Mitsubishi Chemical Holdings Corp.	605,500	3,096
Nifco, Inc.	134,300	3,088
Shin-Etsu Polymer Co., Ltd.	269,400	2,049
Teijin Ltd.	892,000	2,996
Toyo Ink Manufacturing Co., Ltd.	479,000	2,152
		28,249
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.	283,000	3,823
Nissha Printing Co., Ltd.	54,500	2,128
		5,951
Computers & Peripherals
Fujitsu Ltd.	1,046,000	6,847
NEC Corp.	1,127,000	3,388
Toshiba Corp. (a)	1,155,000	5,967
		16,202
Construction & Engineering
Kyudenko Corp.	219,000	1,314
Maeda Road Construction Co., Ltd.	169,000	1,378
Obayashi Corp.	707,000	3,138
Sanki Engineering Co., Ltd.	125,000	880
		6,710
Consumer Finance
Hitachi Capital Corp.	183,800	2,617

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Japan (cont’d)
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	79,700	$3,359

Electric Utilities
Tokyo Electric Power Co., Inc. (The)	70,000	1,866

Electrical Equipment
Furukawa Electric Co., Ltd.	931,000	4,840

Electronic Equipment, Instruments & Components
FUJIFILM Holdings Corp.	147,900	5,094
Hitachi High-Technologies Corp.	113,100	2,595
Hitachi Ltd. (a)	865,000	3,229
Kyocera Corp.	71,300	6,948
Mitsumi Electric Co., Ltd.	204,600	4,477
Ryosan Co., Ltd.	97,600	2,486
TDK Corp.	71,200	4,737
		29,566
Food & Staples Retailing
FamilyMart Co., Ltd.	112,000	3,564

Food Products
House Foods Corp.	110,800	1,610
Nippon Meat Packers, Inc.	177,000	2,240
		3,850
Household Durables
Casio Computer Co., Ltd.	336,000	2,584
Panasonic Corp.	428,100	6,548
Sekisui Chemical Co., Ltd.	567,000	3,845
Sekisui House Ltd.	323,000	3,227
Sony Corp.	150,000	5,744
		21,948
Leisure Equipment & Products
Yamaha Corp.	206,900	2,671

Machinery
Amada Co., Ltd.	459,000	3,849
Daifuku Co., Ltd.	317,000	2,496
Fuji Machine Manufacturing Co., Ltd.	112,100	2,016
Fujitec Co., Ltd.	180,000	1,070
Kurita Water Industries Ltd.	130,300	3,686
Minebea Co., Ltd.	552,000	3,360
Mitsubishi Heavy Industries Ltd.	1,368,000	5,663
Tsubakimoto Chain Co.	576,000	2,766
		24,906
Media
Toho Co., Ltd.	80,800	1,302

Metals & Mining
Mitsui Mining & Smelting Co., Ltd.	911,000	2,728
Nippon Steel Corp.	375,000	1,472
		4,200
Office Electronics
Canon, Inc.	200,100	9,267
Ricoh Co., Ltd.	426,000	6,653
		15,920
Pharmaceuticals
Astellas Pharma, Inc.	150,200	5,438
Daiichi Sankyo Co., Ltd.	260,100	4,872
Ono Pharmaceutical Co., Ltd.	96,500	4,294
		14,604
Road & Rail
East Japan Railway Co.	58,600	4,074

Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.	59,200	4,420

Software
Nintendo Co., Ltd.	23,600	7,901

Textiles, Apparel & Luxury Goods
Nisshinbo Holdings, Inc.	220,000	2,278

Trading Companies & Distributors
Marubeni Corp.	546,000	3,393
Mitsubishi Corp.	364,200	9,544
Nagase & Co., Ltd.	186,000	2,326
		15,263
		260,134
Malaysia (0.8%)
Commercial Banks
CIMB Group Holdings Bhd	469,600	2,024

Construction & Engineering
IJM Corp. Bhd	682,150	1,021

Diversified Financial Services
AMMB Holdings Bhd	1,056,200	1,619
		4,664
Philippines (0.9%)
Diversified Financial Services
Ayala Corp.	579,668	4,265
Metro Pacific Investments Corp. (a)	9,229,000	633
		4,898
Singapore (1.1%)
Commercial Banks
DBS Group Holdings Ltd.	178,000	1,819
United Overseas Bank Ltd.	81,500	1,120
		2,939
Food Products
Golden Agri-Resources Ltd. (a)	3,347,000	1,388

Industrial Conglomerates
Keppel Corp. Ltd.	111,000	724

Real Estate Management & Development
CapitaLand Ltd.	324,000	919
		5,970
South Korea (7.7%)
Auto Components
Hyundai Mobis	4,810	638

Automobiles
Hyundai Motor Co.	7,919	808
Kia Motors Corp.	166,087	3,707
		4,515
Chemicals
LG Chem Ltd.	8,102	1,722
OCI Co., Ltd.	13,607	2,369
SSCP Co., Ltd. (a)	71,730	462
		4,553

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
South Korea (cont’d)
Commercial Banks
KB Financial Group, Inc.	31,063	$1,499
Korea Exchange Bank	51,660	616
Shinhan Financial Group Co., Ltd.	84,446	3,318
		5,433
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	37,814	2,075

Diversified Telecommunication Services
KT Corp.	4,130	171

Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	96,260	3,399
LG Display Co., Ltd. ADR	33,200	587
		3,986
Food & Staples Retailing
Shinsegae Co., Ltd.	5,178	2,448

Household Durables
Woongjin Coway Co., Ltd.	65,910	2,042

Insurance
Korea Life Insurance Co., Ltd. (a)	117,170	907
Samsung Fire & Marine Insurance Co., Ltd.	548	88
		995
Internet Software & Services
NHN Corp. (a)	2,064	329
SK C&C Co., Ltd.	41,830	2,292
		2,621
Media
Cheil Worldwide, Inc.	4,551	1,347

Oil, Gas & Consumable Fuels
SK Energy Co., Ltd.	2,183	234

Personal Products
Amorepacific Corp.	420	305

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	12,989	9,391
Samsung Electronics Co., Ltd. (Preference)	4,126	1,962
		11,353
Software
NCSoft Corp.	5,383	683

Wireless Telecommunication Services
LG Telecom Ltd.	58,224	397
		43,796
Taiwan (5.8%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	2,028,000	1,216

Chemicals
Taiwan Fertilizer Co., Ltd.	172,000	550

Computers & Peripherals
Acer, Inc.	894,067	2,641
HTC Corp.	71,430	835
Lite-On Technology Corp.	1,046,000	1,388
Wistron Corp.	427,230	776
		5,640
Diversified Financial Services
Fubon Financial Holding Co., Ltd. (a)	2,001,000	2,432

Electronic Equipment, Instruments & Components
AU Optronics Corp.	2,331,970	2,651
Hon Hai Precision Industry Co., Ltd.	1,874,062	8,114
Prime View International Co., Ltd. (a)	141,000	255
		11,020
Food Products
Uni-President Enterprises Corp.	626,000	713

Insurance
Cathay Financial Holding Co., Ltd. (a)	1,740,350	2,904

Metals & Mining
China Steel Corp.	1,910,000	1,976

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co.	901,000	1,087
Taiwan Semiconductor Manufacturing Co., Ltd.	2,770,592	5,365
		6,452
		32,903
Thailand (0.4%)
Oil, Gas & Consumable Fuels
Banpu PCL (Foreign)	74,500	1,424

Wireless Telecommunication Services
Total Access Communication PCL	594,000	689
		2,113
TOTAL COMMON STOCKS (Cost $479,299)		555,890

INVESTMENT COMPANY (1.6%)
India (1.6%)
Diversified Financial Services
Morgan Stanley Growth Fund (a)(b) (Cost $1,254)	6,860,401	9,020

	No. of
	Warrants
WARRANTS (0.0%)
Malaysia (0.0%)
Construction & Engineering
IJM Corp. Bhd, expires 10/24/10 (a) (Cost $5)	68,215	24

	Shares
SHORT-TERM INVESTMENT (0.3%)
United States (0.3%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $1,929)	1,929,248	1,929

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Value
(000)
TOTAL INVESTMENTS (99.8%) (Cost $482,487) +	$566,863
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)	1,357
NET ASSETS (100%)	$568,220

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Adviser. The Morgan Stanley Growth Fund has a cost basis of approximately $1,254,000 at March 31, 2010. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley Growth Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $21,000 relating to the Fund’s investment in the Morgan Stanley Growth Fund. For the period ended March 31, 2010, the Fund had no purchases or sales of the security. The Fund invests in the Morgan Stanley Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund were recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $10,400,000 and $16,824,000, respectively.

@	Value is less than $500.
+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $482,487,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $84,376,000 of which $120,513,000 related to appreciated securities and $36,137,000 related to depreciated securities.

ADR	American Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	453	$58	4/1/10	USD	58	$58	$—	@
HKD	95	12	4/1/10	USD	12	12	—	@
IDR	284,468	31	4/1/10	USD	31	31	—	@
JPY	10,460	112	4/1/10	USD	112	112	—	@
KRW	5,405	5	4/1/10	USD	5	5	—	@
KRW	11,956	11	4/1/10	USD	11	11	—	@
USD	9	9	4/1/10	KRW	10,488	9	—	@
		$238				$238	$—	@

HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	Korean Won
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets:
Common Stocks
Airlines	$1,970	$—	$—	$1,970
Auto Components	2,292	—	—	2,292
Automobiles	34,506	—	—	34,506
Beverages	664	—	—	664
Biotechnology	2,748	—	—	2,748
Building Products	9,466	—	—	9,466
Capital Markets	6,926	—	—	6,926
Chemicals	37,110	—	—	37,110
Commercial Banks	56,361	—	—	56,361
Commercial Services & Supplies	5,951	—	—	5,951
Computers & Peripherals	21,842	—	—	21,842
Construction & Engineering	12,657	—	—	12,657
Construction Materials	502	—	—	502
Consumer Finance	2,617	—	—	2,617
Distributors	2,440	—	—	2,440
Diversified Financial Services	10,353	—	—	10,353
Diversified Telecommunication Services	9,876	—	—	9,876
Electric Utilities	2,747	—	—	2,747
Electrical Equipment	4,840	—	—	4,840
Electronic Equipment, Instruments & Components	44,572	—	—	44,572
Energy Equipment & Services	1,186	—	—	1,186
Food & Staples Retailing	6,012	—	—	6,012
Food Products	10,384	—	—	10,384
Gas Utilities	2,751	—	—	2,751
Household Durables	23,990	—	—	23,990

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information: (cont’d)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets: (cont’d)
Common Stocks (cont’d)
Independent Power Producers & Energy Traders	$3,128	$—		$—	$3,128
Industrial Conglomerates	9,517	—		—	9,517
Information Technology Services	3,997	—		—	3,997
Insurance	19,643	—		—	19,643
Internet Software & Services	2,621	—		—	2,621
Leisure Equipment & Products	2,671	—		—	2,671
Machinery	27,863	—		—	27,863
Media	5,622	—		—	5,622
Metals & Mining	29,188	—		—	29,188
Office Electronics	15,920	—		—	15,920
Oil, Gas & Consumable Fuels	17,205	—		—	17,205
Personal Products	991	—		—	991
Pharmaceuticals	17,307	—		—	17,307
Real Estate Management & Development	13,074	—		—	13,074
Road & Rail	4,074	—		—	4,074
Semiconductors & Semiconductor Equipment	22,225	—		—	22,225
Software	8,584	—		—	8,584
Specialty Retail	10,874	—		—	10,874
Textiles, Apparel & Luxury Goods	5,893	—		—	5,893
Trading Companies & Distributors	15,263	—		—	15,263
Wireless Telecommunication Services	5,467	—		—	5,467
Total Common Stocks	555,890	—		—	555,890
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Investment Company	9,020	—		—	9,020
Short-Term Investment
Investment Company	1,929	—		—	1,929
Warrants	24	—		—	24
Total Assets	566,863	—	@	—	566,863

Liabilities:
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Total Liabilities	—	—	@	—	—	@
Total	$566,863	$—	@	$—	$566,863

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010